Condensed Statement of Cash Flows - USD ($)		9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (5,000)	$ (6,370,860)
Trust interest income		(7,389)
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	5,000
Unrealized loss on change in fair value of FPA		3,667,048
Net cash used in operating activities		(1,178,204)
Unrealized gain on change in fair value of warrants		811,507
Net change in cash		1,215,849
Warrant issuance costs		638,847
Cash, beginning of the period
Changes in current assets and current liabilities:
Prepaid assets		(284,587)
Accrued offering cost and expenses		366,230
Due to related party		1,000
Cash, end of the period		1,215,849
Cash Flows from Investing Activities:
Investment held in Trust Account		(254,838,000)
Net cash used in investing activities		(254,838,000)
Cash flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters’ fees		249,740,258
Proceeds from private placement		8,096,742
Repayment of promissory note to related party		(125,267)
Payments of offering costs		(479,680)
Net cash provided by financing activities		257,232,053
Supplemental disclosure of cash flow information:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	20,000
Deferred offering costs included in accrued expenses	5,000
Deferred underwriting commissions charged to additional paid in capital		8,919,295
Initial value of Class A ordinary shares subject to possible redemption		254,837,000
Change in value of Class A ordinary shares subject to possible redemption		7,389
Forfeiture of founder shares		10
Deferred offering costs paid by Sponsor loan	$ 22,500	102,767
Initial classification of warrant liability		18,421,695
Initial classification of FPA liability		$ 558,090